UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-03877

              Z-Seven Fund, Inc.

(Exact name of registrant as specified in charter)

               1819 S. Dobson Road, Suite 207, Mesa, AZ 85202-5656

(Address of principal executive offices)               (Zip code)

              Emile R. Molineaux, Gemini Fund Services, LLC

             450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:         480-897-6214

Date of fiscal year end:  12/31

Date of reporting period:  3/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Z-Seven Fund, Inc.
SCHEDULE OF INVESTMENTS
at March 31, 2006 (Unaudited)

Investment Securities (a)	Shares	Value
Common Stocks
Biotechnology – 9.9%
Techne Corp. (b)	18,400	$ 1,106,576
		1,106,576
Building & Materials – 11.3%
Barratt Developments PLC	69,100	1,269,287
		1,269,287
Confection – 3.8%
Lindt & Sprüngli AG	230	426,086
		426,086
Diversified Operations – 4.3%
SKAKO Industries A/S	9,400	479,790
		479,790
Electronic Components – 2.8%
Dialight PLC	70,084	312,115
		312,115
Health & Fitness Products – 20.1%
Balchem Corp.	38,700	892,809
National Dentex Corp. (b)	8,532	198,198
Novartis AG	3,960	219,689
UCB SA	11,052	543,010
United Guardian, Inc.	40,400	395,920
		2,249,626
Information & Research Services – 9.8%
FactSet Research, Inc.	21,000	931,350
Forrester Research (b)	7,600	169,632
		1,100,982
Investment Managers – 13.2%
Brewin Dolphin PLC	89,500	290,302
Rathbone Brothers PLC	58,000	1,182,093
		1,472,395
Other – 2.0%
Ballantyne of Omaha, Inc. (b)	50,505	225,252
		225,252
Total Common Stocks – 77.2%
(Cost $4,107,204)		8,642,109

Options	Contracts
Nasdaq 100 Index Puts @ $175.00, Expire April 2006	70	32,200
Nasdaq 100 Index Puts @ $177.50, Expire April 2006	70	46,200
Russell 2000 Index Puts @ $80.00, Expire April 2006	140	47,600
Russell 2000 Index Puts @ $77.50, Expire April 2006	140	21,000
Total Options – 1.3%
(Cost $183,540)		147,000

Short Term Investments
Now Preferred Cash Fund, to yield 3.60%, 4/3/06
Total Short Term Investments – 22.3%
(Cost $ 2,487,266)		2,487,266

Total Investment in Securities – 100.8%
(Cost $ 6,778,010) (c)		$ 11,276,375

Payables, and Other liabilities less assets – (0.8)%		(85,911)
Net Assets – 100.0%		$ 11,190,464
(Equivalent to $6.06 per share based on 1,847,633
shares of capital stock outstanding)

(a) Percentages are based on net assets of $11,190,464.
(b) Non-income producing investment.

(c)  Aggregate cost for federal income tax purposes was the same as for book purposes, $6,778,010 at March 31, 2006.  Net unrealized appreciation for all securities was $4,498,365.  This consisted of aggregate gross unrealized appreciation of $4,678,850 of securities with an excess of fair value over tax cost and aggregate gross unrealized depreciation of $180,485 of securities with excess tax cost over fair value.

Common Stocks by Country
Percent		Value
United States	45.36%	$ 3,919,738
United Kingdom	35.34%	3,053,796
Switzerland	7.47%	645,775
Belgium	6.28%	543,010
Denmark	5.55%	479,790
	100.00%	$ 8,642,109

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)         There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Z-Seven Fund, Inc.

By

*/s/ Barry Ziskin

       Barry Ziskin, President

Date      5/26/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Barry Ziskin

       Barry Ziskin, President

Date      5/26/06

By

*/s/ Barry Ziskin

       Barry Ziskin, Treasurer

Date      5/26/06